Annual Total Returns[BarChart] - AIG Active Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.38%	5.97%	19.66%	5.35%	(3.26%)	8.56%	14.50%	(7.51%)	14.88%	9.77%